Income Taxes and Accounting for Uncertainty in Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net operating loss carryforwards
Cash paid for income taxes to DISH Network			$ 329,230	$ 278,970	$ 558,220	$ 279,234	$ 433,120
Net operating loss carryforwards					0
Current (provision) benefit:
Federal					525,224	342,417	361,662
State					34,754	(26,163)	13,272
Foreign					(3,517)	6,990	13,316
Current Income Tax Expense (Benefit), Total					556,461	323,244	388,250
Deferred (provision) benefit:
Federal					(117,608)	78,420	65,955
State					10,192	14,011	5,450
Increase (decrease) in valuation allowance					(1,405)	(4,844)
Total from continuing operations			(47,591)	(63,677)	(108,821)	87,587	71,405
Income Tax Expense (Benefit), Total	$ 164,008	$ 125,871	321,570	230,471	447,640	410,831	459,655
Income (loss) before income taxes	$ 422,964	$ 334,816	836,031	623,403	1,210,533	$ 1,225,891	$ 1,284,377
Income (loss) from foreign operations					$ 3,000
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)					35.00%	35.00%	35.00%
State income taxes, net of Federal benefit (as a percent)					3.30%	2.00%	1.00%
Reversal of uncertain tax positions (as a percent)					(0.90%)	(3.50%)
Other (as a percent)					(0.40%)		(0.20%)
Total benefit (provision) for income taxes (as a percent)					37.00%	33.50%	35.80%
Deferred tax assets:
NOL, credit and other carryforwards					$ 12,193	$ 18,799
Accrued expenses					36,774	40,461
Stock-based compensation					15,708	21,193
Deferred revenue					27,840	31,853
Total deferred tax assets					92,515	112,306
Valuation allowance					(3,810)	(5,214)
Deferred tax asset after valuation allowance					88,705	107,092
Deferred tax liabilities:
Depreciation					(806,105)	(941,262)
FCC authorizations and other intangible amortization					(217,827)	(214,067)
Unrealized gains on available for sale investments					(7,240)	16,210
Bases difference in partnerships and cost method investments					(118,977)	(125,638)
Other liabilities					(27,572)	(30,734)
Total deferred tax liabilities					(1,177,721)	(1,295,491)
Net deferred tax asset (liability)					(1,089,016)	(1,188,399)
Net deferred tax asset (liability)					(1,089,016)	(1,188,399)
Reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities
Balance as of beginning of period			$ 202,400	$ 207,675	207,675	145,884	$ 185,669
Additions based on tax positions related to the current year					12,502	69,643	9,533
Additions based on tax positions related to prior years					14,593	58,963	66,307
Reductions based on tax positions related to prior years					(24,905)	(16,379)
Reductions based on tax positions related to settlements with taxing authorities					(2,648)	(42,023)	(103,311)
Reductions based on tax positions related to the lapse of the statute of limitations					(4,817)	(8,413)	(12,314)
Balance as of end of period					202,400	207,675	145,884
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate					181,000
Interest and penalty (benefit) expense					3,000	3,000	$ 8,000
Accrued interest and penalties					14,000	$ 10,000
State
Net operating loss carryforwards
NOL benefit for state income tax purposes					1,000
Tax benefits related to credit carryforwards					$ 15,000